Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

September 30, 2020

XLI-QTLY-1120
1.9884855.102

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.2%
	Principal Amount	Value
Alabama - 0.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	122,874
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$110,000	$122,021
4% 12/1/41	85,000	91,656
4% 12/1/49	190,000	201,964
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	119,636
5% 4/1/26	100,000	123,308
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	1,095,000	1,254,060

TOTAL ALABAMA		2,035,519

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (b)	30,000	30,068
Arizona - 2.5%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,824
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	25,284
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,944,653
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	478,661
5% 5/1/29	290,000	307,507
5% 5/1/33	565,000	583,555
Arizona State Lottery Rev. Series 2019, 5% 7/1/23	415,000	469,427
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	68,353
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	632,544
Series 2019, 5%, tender 6/3/24 (a)(b)	880,000	1,015,599
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,358
5% 7/1/48	10,000	10,200
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	118,228
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	100,000	100,929
6% 1/1/48 (c)	200,000	192,966
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (b)	300,000	364,557
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,767
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	223,326

TOTAL ARIZONA		6,567,738

California - 3.6%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 5% 10/1/37	300,000	345,852
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	97,774
California Gen. Oblig. Series 2020:
4% 11/1/37	1,000,000	1,205,660
4% 11/1/45	2,000,000	2,250,780
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/43 (b)	150,000	171,266
5% 12/31/47 (b)	500,000	567,920
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	104,795
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (b)	175,000	210,352
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (b)	155,000	167,426
5% 8/1/23 (b)	545,000	612,825
5% 8/1/24 (b)	310,000	361,122
5% 8/1/25 (b)	110,000	132,279
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,174,570
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (b)	1,000,000	1,184,300
Series 2019 B, 5% 5/1/49	45,000	54,216
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	220,176
Series 2017 B:
5% 7/1/29	115,000	139,328
5% 7/1/30	230,000	275,945

TOTAL CALIFORNIA		9,276,586

Colorado - 3.8%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	44,410
5% 10/1/43	50,000	54,463
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	38,125
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	110,000	131,107
5%, tender 11/19/26 (a)	210,000	263,176
Series 2019 A:
5% 11/1/25	435,000	525,571
5% 11/15/39	190,000	238,585
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	344,908
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	80,000	90,058
Series 2019 H, 4.25% 11/1/49	45,000	50,747
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	136,820
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	903,922
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (b)	25,000	28,275
5% 11/15/26 (b)	50,000	61,466
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,516,545
Denver City & County Board Wtr. Rev. Series 2020 B:
5% 9/15/27	2,000,000	2,601,720
5% 9/15/28	2,000,000	2,662,600
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25	40,000	47,842
Series 2020, 5% 12/1/30 (FSA Insured)	220,000	285,639

TOTAL COLORADO		10,025,979

Connecticut - 2.2%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	310,824
Series 2016 B:
5% 5/15/25	220,000	263,811
5% 5/15/26	125,000	154,099
Series 2016 D, 5% 8/15/25	210,000	253,846
Series 2018 F:
5% 9/15/24	100,000	117,709
5% 9/15/25	100,000	121,197
Series 2019 A, 5% 4/15/26	115,000	141,459
Series 2020 A, 4% 1/15/34	300,000	355,266
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	200,000	235,868
5%, tender 1/1/27 (a)	330,000	411,107
Series 2019 A, 5% 7/1/49 (c)	130,000	133,946
Series 2019 Q-1:
5% 11/1/25	90,000	109,339
5% 11/1/26	95,000	118,069
Series 2020 K, 4% 7/1/45	900,000	1,003,428
Series A:
5% 7/1/26	160,000	185,098
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	105,000	108,696
Series K3, 5% 7/1/43	215,000	226,782
Series R, 5% 6/1/36	900,000	1,137,438
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	88,343
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	90,671
Series 2019 A, 5% 11/1/25	140,000	170,397

TOTAL CONNECTICUT		5,737,393

District Of Columbia - 1.6%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	233,827
5% 10/1/44	1,000,000	1,208,760
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	60,000	62,596
5% 10/1/23 (b)	65,000	67,806
5% 10/1/24 (b)	60,000	62,560
5% 10/1/25 (b)	80,000	83,347
Series 2019 A, 5% 10/1/25 (b)	70,000	84,307
Series 2020 A:
5% 10/1/24 (b)	690,000	806,306
5% 10/1/25 (b)	440,000	529,927
5% 10/1/26 (b)	320,000	394,749
5% 10/1/27 (b)	110,000	138,535
5% 10/1/28 (b)	55,000	70,296
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	106,680
5% 10/1/24	100,000	108,561
5% 10/1/25	100,000	110,205

TOTAL DISTRICT OF COLUMBIA		4,068,462

Florida - 4.9%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	275,163
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	261,743
Series 2015 C, 5% 10/1/24 (b)	45,000	52,257
Series 2017, 5% 10/1/42 (b)	1,365,000	1,595,685
Series 2019 A, 5% 10/1/49 (b)	1,000,000	1,192,360
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	55,971
Series 2016, 5% 7/1/26	230,000	283,470
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	120,270
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	418,521
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	175,000	195,871
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	122,282
5% 10/1/29	80,000	92,250
5% 10/1/30	70,000	80,408
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (b)	125,000	150,210
Series 2019 A:
5% 10/1/22 (b)	300,000	325,290
5% 10/1/23 (b)	300,000	337,278
5% 10/1/24 (b)	300,000	348,378
5% 10/1/25 (b)	300,000	358,551
5% 10/1/38 (b)	430,000	524,531
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	25,000	25,813
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	806,991
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (b)	355,000	416,333
Series 2017 B, 5% 10/1/40 (b)	635,000	740,664
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	459,618
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	115,793
Series 2015 D, 5% 2/1/26	10,000	12,216
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	122,981
5% 8/15/42	5,000	5,895
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	117,071
Series 2015 A, 5% 12/1/40	410,000	454,653
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,753
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	1,138,900
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	468,965
0% 9/1/35	750,000	480,600
0% 9/1/36	800,000	488,000
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	36,585
5% 10/15/49	60,000	72,659

TOTAL FLORIDA		12,783,979

Georgia - 3.6%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	60,000	71,779
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/47	1,000,000	1,226,200
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	190,481
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,190,114
2.25%, tender 5/25/23 (a)	315,000	326,457
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	352,235
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	267,859
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	45,055
5% 6/15/52	145,000	176,899
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	396,244
Series 2019 A:
4% 1/1/49	245,000	275,667
5% 1/1/23	450,000	493,943
5% 1/1/26	165,000	200,249
5% 1/1/30	55,000	70,989
5% 1/1/34	375,000	473,408
Series HH, 5% 1/1/22	425,000	449,076
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,338
5% 8/1/39	5,000	5,636
5% 8/1/43	5,000	5,727
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	219,303
4% 7/1/43	205,000	223,727
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	500,000	550,495
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	205,888
Private Colleges & Univs. Auth. Rev.:
Series 2020 B:
5% 9/1/25	180,000	221,123
5% 9/1/34	1,000,000	1,331,520
Series A:
4% 6/1/21	120,000	122,149
5% 6/1/22	80,000	84,869
5% 6/1/23	80,000	87,685
5% 6/1/24	130,000	146,878

TOTAL GEORGIA		9,416,993

Hawaii - 1.1%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/45 (b)	1,000,000	1,136,200
Series 2018 A, 5% 7/1/33 (b)	125,000	151,035
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,339,050
Series 2017 A, 5% 9/1/33	5,000	6,266
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40	115,000	134,760

TOTAL HAWAII		2,767,311

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	27,938
Illinois - 13.7%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	17,739
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	43,989
Series 2011 A, 5% 12/1/41	50,000	50,489
Series 2012 A, 5% 12/1/42	745,000	756,242
Series 2018 A:
5% 12/1/29	350,000	393,925
5% 12/1/31	150,000	166,388
Series 2018 C, 5% 12/1/46	200,000	212,960
Series 2019 A:
5% 12/1/29	125,000	141,813
5% 12/1/30	405,000	454,900
5% 12/1/30	100,000	112,321
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	229,341
Series 2020 A:
5% 1/1/27	400,000	430,136
5% 1/1/30	230,000	249,046
Chicago Midway Arpt. Rev.:
Series 2013 A, 5.5% 1/1/29 (b)	200,000	218,366
Series 2014 B, 5% 1/1/26	100,000	112,710
Series 2016 B:
4% 1/1/35	200,000	215,442
5% 1/1/46	2,000,000	2,273,240
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (b)	400,000	412,240
Series 2013 A, 5% 1/1/23 (b)	70,000	76,423
Series 2017 B, 5% 1/1/37	50,000	58,267
Series 2018 A, 5% 1/1/48 (b)	90,000	105,507
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	57,079
5% 7/1/48 (b)	400,000	447,736
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/21	200,000	203,075
5% 3/1/26	615,000	760,675
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	52,461
Series 2016 A:
5% 11/15/23	10,000	11,234
5% 11/15/31	500,000	592,970
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	100,000	118,658
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/26	200,000	242,818
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	40,000	42,212
5% 8/1/24	45,000	49,839
5% 8/1/30	615,000	699,581
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	11,878
Series 2016, 5% 10/1/29	30,000	35,465
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	830,790
5% 5/15/43	790,000	940,629
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	18,027
Series 2011 IL:
4% 12/1/20	100,000	100,579
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,278
Series 2012 A, 5% 5/15/41	695,000	729,396
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	270,000	284,502
4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	55,000	58,175
5% 11/15/24	65,000	70,964
Series 2015 A:
5% 11/15/20	760,000	763,730
5% 11/15/23	10,000	11,251
5% 11/15/25	150,000	179,339
5% 11/15/45	300,000	339,165
Series 2015 C:
4.125% 8/15/37	60,000	64,173
5% 8/15/26	35,000	41,248
5% 8/15/44	1,380,000	1,529,137
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	76,551
5% 7/1/31	30,000	35,402
5% 7/1/33	10,000	11,701
5% 7/1/36	45,000	52,239
Series 2016 B, 5% 8/15/35	250,000	296,775
Series 2016 C:
4% 2/15/41	35,000	38,703
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	6,085
5% 2/15/34	50,000	60,436
Series 2016:
5% 12/1/23	155,000	174,902
5% 5/15/29	10,000	11,874
5% 12/1/29	620,000	731,569
5% 12/1/33	485,000	562,852
5% 12/1/40	85,000	97,266
5% 12/1/46	95,000	107,486
Series 2017 A, 5% 7/15/42	1,000,000	1,205,620
Series 2018 A:
4.25% 1/1/44	55,000	61,461
5% 1/1/38	225,000	265,644
5% 1/1/44	340,000	396,766
Series 2019:
4% 9/1/35	60,000	61,630
5% 9/1/38	100,000	109,871
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	106,637
Series 2012 A, 4% 1/1/23	65,000	65,998
Series 2012:
5% 8/1/22	90,000	94,147
5% 8/1/24	70,000	72,519
Series 2013, 5% 7/1/23	10,000	10,554
Series 2016:
5% 2/1/21	30,000	30,284
5% 1/1/26	5,000	5,448
5% 2/1/26	400,000	436,172
5% 2/1/27	585,000	642,628
5% 11/1/29	1,400,000	1,503,824
Series 2017 D:
5% 11/1/21	900,000	924,210
5% 11/1/24	765,000	815,153
5% 11/1/25	65,000	69,876
5% 11/1/26	1,640,000	1,770,839
5% 11/1/27	250,000	271,210
Series 2017, 4% 2/1/24	15,000	15,486
Series 2018 A, 5% 10/1/24	25,000	26,849
Series 2018 B, 5% 10/1/24	50,000	53,698
Series 2019 B:
5% 9/1/21	105,000	107,759
5% 9/1/22	100,000	104,756
5% 9/1/23	105,000	111,146
5% 9/1/24	105,000	112,628
5% 9/1/25	20,000	21,726
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	235,000	257,861
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	99,590
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	303,389
Series 2011, 5.5% 2/1/22	100,000	106,345
Series 2015, 4% 2/1/30	800,000	865,960
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	276,049
0% 6/15/47 (FSA Insured)	155,000	59,579
Series 1994 A, 0% 6/15/25	25,000	22,675
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	979,320
Series 2002 A, 0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,560
Series 2002, 0% 12/15/23	205,000	194,008
Series 2012 B, 5% 6/15/23	10,000	10,496
Series 2017 A, 5% 6/15/57	875,000	950,381
Series 2020 A:
4% 6/15/50	1,170,000	1,185,620
5% 6/15/50	1,730,000	1,917,238
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	505,755
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	108,755
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,199
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	123,323

TOTAL ILLINOIS		35,766,031

Indiana - 0.7%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	35,000	37,366
Series 2016:
5% 9/1/24	20,000	23,222
5% 9/1/30	50,000	60,048
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	67,457
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 3.75% 1/1/49	430,000	480,921
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	228,661
Series 2020, 5% 4/1/30	105,000	130,854
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	695,000	849,707

TOTAL INDIANA		1,878,236

Iowa - 1.1%
Iowa Fin. Auth. Rev.:
Series 2019 A2, 2.875% 5/15/49	70,000	70,284
Series A:
5% 5/15/43	35,000	37,184
5% 5/15/48	25,000	26,351
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,000,000	2,435,980
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (b)	155,000	182,547

TOTAL IOWA		2,752,346

Kentucky - 3.3%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	184,760
5% 2/1/25	280,000	317,047
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	1,000,000	1,000,430
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	101,997
Series 2019 A2, 5% 8/1/30	345,000	435,873
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	207,309
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	97,740
5% 5/1/29	85,000	106,892
5% 5/1/32	20,000	25,026
5% 5/1/33	15,000	18,671
5% 5/1/34	20,000	24,798
5% 5/1/35	10,000	12,129
5% 5/1/36	10,000	12,084
5% 5/1/38	1,000,000	1,201,040
Series A:
4% 11/1/35	600,000	686,598
5% 11/1/29	150,000	190,455
Series C, 5% 11/1/21	140,000	146,999
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	1,505,000	1,740,879
Series A, 4% 6/1/21	145,000	148,290
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	200,000	225,158
Series 2020 C, 5%, tender 10/1/26 (a)	70,000	85,455
Series 2020 D, 5%, tender 10/1/29 (a)	85,000	107,876
Series 2016 A, 5% 10/1/32	70,000	82,843
Series 2020 A, 4% 10/1/40	195,000	220,919
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	65,000	74,693
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	134,809
Pikeville Hosp. Rev. Series 2011:
6% 3/1/22 (Pre-Refunded to 3/1/21 @ 100)	75,000	76,793
6% 3/1/22 (Pre-Refunded to 3/1/21 @ 100)	835,000	854,957
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	200,000	202,136

TOTAL KENTUCKY		8,724,656

Louisiana - 0.6%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019, 4% 12/1/21	775,000	788,857
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	218,291
Series 2017, 5% 5/15/27	115,000	141,949
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	18,465
Series 2017 A, 5% 12/15/32	165,000	204,575
Series 2018 E, 5% 7/1/38	100,000	123,022

TOTAL LOUISIANA		1,495,159

Maine - 0.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	220,000	229,123
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,894
Series 2011, 7.5% 7/1/32	180,000	185,510
Series 2013:
5% 7/1/25	40,000	43,664
5% 7/1/33	65,000	69,045
Series 2014, 5% 7/1/30	585,000	658,915
Series 2016 A:
4% 7/1/41	85,000	86,847
4% 7/1/46	85,000	86,005
5% 7/1/41	25,000	27,020
5% 7/1/46	140,000	150,172
Series 2017 B, 5% 7/1/29	10,000	11,870
Series 2018, 5% 7/1/48	135,000	165,070

TOTAL MAINE		1,734,135

Maryland - 1.7%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	120,000	134,138
Series 2019 C, 5% 9/1/28	115,000	147,368
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (b)	280,000	296,839
5% 7/1/23 (b)	325,000	354,946
5% 7/1/25 (b)	510,000	586,449
5% 7/1/26 (b)	230,000	269,503
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	174,126
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,604,580

TOTAL MARYLAND		4,567,949

Massachusetts - 3.4%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	330,003
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	38,591
Series 2017, 5% 7/1/21	100,000	100,217
Series 2016 A, 5% 1/1/31	40,000	46,252
Series 2016 I:
5% 7/1/30	195,000	228,246
5% 7/1/41	140,000	156,733
Series 2017 A:
5% 1/1/36	325,000	374,309
5% 1/1/37	1,050,000	1,205,988
Series 2017, 5% 7/1/36	275,000	313,750
Series 2018, 5% 1/1/43	180,000	203,391
Series 2019 K:
5% 7/1/25	125,000	148,896
5% 7/1/26	165,000	201,802
5% 7/1/27	195,000	243,497
Series 2019:
5% 7/1/27	440,000	528,224
5% 9/1/59	510,000	611,296
Series 2020 A:
4% 7/1/45	480,000	503,957
5% 10/15/28	1,000,000	1,340,300
Series M:
4% 10/1/50	490,000	517,710
5% 10/1/45	370,000	434,210
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (b)	130,000	138,681
Series 2016, 5% 7/1/24 (b)	210,000	237,500
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/40 (b)	500,000	617,885
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (b)	230,000	269,316

TOTAL MASSACHUSETTS		8,790,754

Michigan - 1.8%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	45,097
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	145,880
5% 7/1/25	60,000	68,758
5% 7/1/27	265,000	312,968
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	226,748
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	239,922
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	123,754
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	203,914
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	61,377
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	692,265
Series 2016:
5% 11/15/26	160,000	199,264
5% 11/15/41	30,000	35,228
Series 2019 A, 5% 11/15/48	55,000	67,057
Series 2020 A, 4% 5/15/22	325,000	342,563
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	12,411
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	175,000	181,034
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,290,840
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	55,529
Series 2017 B, 5% 12/1/42 (b)	150,000	173,181
Series 2018 D, 5% 12/1/29 (b)	85,000	105,216

TOTAL MICHIGAN		4,583,006

Minnesota - 1.6%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	254,230
5% 2/15/58	270,000	311,234
Maple Grove Health Care Sys. Rev.:
( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	25,634
Series 2015, 5% 9/1/26	60,000	69,054
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	589,325
5% 10/1/45	30,000	33,671
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	2,453,235
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	522,761

TOTAL MINNESOTA		4,259,144

Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	80,000	96,702
Series I, 5% 10/1/24	70,000	81,769

TOTAL MISSISSIPPI		178,471

Missouri - 1.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	35,000	37,821
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,464,192
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	566,034
Series 2018 A, 5% 11/15/43	1,000,000	1,202,030
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	25,000	27,987
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	697,218
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	25,000	26,629

TOTAL MISSOURI		4,021,911

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (b)	35,000	37,006
Series 2019 B, 4% 6/1/50	15,000	17,140
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	36,167

TOTAL MONTANA		90,313

Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	575,000	660,871
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (b)	70,000	77,190
Series 2019 E, 3.75% 9/1/49 (b)	85,000	92,116

TOTAL NEBRASKA		830,177

Nevada - 0.4%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	474,812
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	480,000	536,990
Series 2019 B, 4% 10/1/49	40,000	44,836

TOTAL NEVADA		1,056,638

New Hampshire - 0.6%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	232,942	251,564
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	224,288
5% 8/1/26	105,000	128,343
5% 8/1/37	100,000	120,186
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	560,000	577,007
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	51,075
Series 2016, 5% 10/1/22	85,000	92,166

TOTAL NEW HAMPSHIRE		1,444,629

New Jersey - 5.2%
New Jersey Econ. Dev. Auth. Series A, 5% 11/1/40	360,000	404,561
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	100,000	95,857
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,686
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	410,904
Series 2013 NN, 5% 3/1/29	1,000,000	1,067,650
Series 2013:
5% 3/1/23	25,000	27,128
5% 3/1/24	70,000	75,667
Series 2014 PP:
4% 6/15/30	70,000	73,280
5% 6/15/26	280,000	311,086
Series 2015 XX:
4.25% 6/15/26	280,000	306,723
5% 6/15/23	200,000	218,972
Series 2017 DDD, 5% 6/15/30	1,000,000	1,149,150
Series 2018 EEE, 5% 6/15/28	410,000	490,750
Series LLL:
4% 6/15/44	315,000	326,293
5% 6/15/44	180,000	200,484
Series MMM, 4% 6/15/35	90,000	96,329
Series PP, 5% 6/15/31	260,000	283,644
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	551,570
Series B, 5% 7/1/30	1,790,000	2,296,642
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	10,000	10,300
5% 7/1/22	25,000	26,723
Series 2016:
4% 7/1/48	100,000	104,836
5% 7/1/41	65,000	72,953
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	80,000	84,076
Series 2013, 4% 12/1/20 (b)	250,000	251,209
Series 2017 1A, 5% 12/1/26 (b)	530,000	627,594
Series 2018 B:
5% 12/1/25 (b)	500,000	582,585
5% 12/1/26 (b)	315,000	373,004
5% 12/1/27 (b)	850,000	1,020,332
Series 2020:
5% 12/1/25 (b)	235,000	273,815
5% 12/1/25 (b)	60,000	69,910
5% 12/1/27 (b)	145,000	174,057
5% 12/1/27 (b)	40,000	48,016
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	571,539
Series 2010 A, 0% 12/15/27	250,000	206,963
Series 2014 AA, 5% 6/15/25	100,000	111,699
Series 2016 A, 5% 6/15/27	160,000	188,074
Series 2018 A, 5% 12/15/32	100,000	116,071
Series AA, 5% 6/15/29	55,000	57,767
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	55,000	56,452
5% 5/1/22	40,000	42,863
5% 5/1/23	30,000	33,469

TOTAL NEW JERSEY		13,518,683

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	210,000	234,807
Series 2019 D, 3.75% 1/1/50	60,000	66,752
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	5,000	4,855
5% 5/15/34	10,000	10,768
5% 5/15/39	5,000	5,309
5% 5/15/44	5,000	5,250
5% 5/15/49	15,000	15,672
Series 2019 B1, 2.625% 5/15/25	10,000	9,763

TOTAL NEW MEXICO		353,176

New York - 3.4%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	468,328
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,519
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	109,492
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	117,030
Series 2021 A1, 5% 8/1/29	1,000,000	1,302,040
Series E, 5% 8/1/30	1,025,000	1,245,754
New York City Hsg. Dev. Corp. Multifamily Hsg. Series A 1 B, 5% 5/1/30	490,000	637,240
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,645
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	95,000	99,601
Series 2019 B2, 5%, tender 5/1/24 (a)	100,000	113,209
Series 2020 A:
4% 9/1/37	350,000	387,083
4% 9/1/39	700,000	769,062
New York Metropolitan Trans. Auth. Rev.:
Series 2016 A, 5% 11/15/31	100,000	104,431
Series 2020 D, 4% 11/15/46	2,050,000	1,988,439
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (b)	30,000	32,729
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	199,747
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (FSA Insured)	600,000	672,798
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	333,775
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (b)	220,000	255,625

TOTAL NEW YORK		8,852,547

North Carolina - 0.2%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	10,000	12,594
5% 10/1/47	70,000	82,121
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	177,445
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	315,444

TOTAL NORTH CAROLINA		587,604

Ohio - 6.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	577,096
Series 2020, 4% 11/15/38 (d)	1,500,000	1,688,325
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	12,084
5% 8/1/26	290,000	360,032
5% 8/1/27	10,000	12,721
5% 8/1/28	10,000	12,794
5% 8/1/29	10,000	12,716
5% 8/1/30	10,000	12,647
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,656
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	214,912
American Muni. Pwr., Inc. Rev.:
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	500,000	502,685
Series 2017 A, 5% 2/15/21	30,000	30,529
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	370,000	479,261
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (FSA Insured)	145,000	170,426
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	531,583
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,702,236
5% 1/1/28	800,000	1,044,912
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	117,655
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	238,970
5% 12/1/51	200,000	237,796
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,107,582
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,773,773
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	300,867
Series 2019, 5% 2/1/25	160,000	189,762
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,059
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	333,254
5% 2/15/44	100,000	103,485
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	44,618
5% 1/15/31	300,000	385,830
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	20,000	22,771
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	200,081
5% 2/1/26	150,000	185,535
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	114,830
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	256,883
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/21	865,000	889,996
5% 6/1/22	330,000	353,773
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,387

TOTAL OHIO		16,269,522

Oklahoma - 0.7%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	234,498
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
(OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	219,804
5% 8/15/25	700,000	811,118
Series 2015 A, 5% 8/15/24	250,000	290,263
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/21	50,000	50,931
4% 8/1/22	60,000	62,432
5% 8/1/23	45,000	48,681

TOTAL OKLAHOMA		1,717,727

Oregon - 1.0%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	830,000	872,811
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,480,000	1,658,281

TOTAL OREGON		2,531,092

Pennsylvania - 5.8%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	199,645
Berks County Muni. Auth. Rev.:
(Tower Health Proj.) Series 2020 A:
5% 2/1/23	125,000	132,350
5% 2/1/24	50,000	53,993
5% 2/1/26	115,000	128,399
Bonds (Tower Health Proj.):
Series 2020 B2, 5%, tender 2/1/27 (a)	80,000	88,884
Series 2020 B3, 5%, tender 2/1/30 (a)	45,000	50,765
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,542,208
Series 2018 A:
5% 11/15/22	100,000	109,376
5% 11/15/25	100,000	120,946
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	390,894
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	21,604
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	44,421
5% 7/15/36	500,000	594,755
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	70,198
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	96,154
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	116,110
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	361,763
Series 2019, 4% 9/1/44	185,000	200,238
Series 2020, 5% 4/1/27	300,000	336,309
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	140,000	148,439
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	211,331
Series 2016 A, 5% 8/15/46	50,000	56,662
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	281,975
5% 7/1/24	300,000	348,954
5% 7/1/26	455,000	561,638
5% 7/1/27	500,000	631,015
5% 7/1/34	450,000	558,203
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	581,605
Series 2017, 5% 5/1/35	10,000	12,042
Series 2018 A, 5% 2/15/48	100,000	120,836
Pennsylvania Tpk. Commission Tpk. Rev. Series 2015 B, 5% 12/1/45	265,000	305,725
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/25 (b)	290,000	340,269
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	70,000	80,624
Philadelphia Auth. for Indl. Dev. Series 2017 A, 5% 9/1/42	760,000	865,549
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	408,338
Series 2015 13, 5% 8/1/21	100,000	103,716
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27	275,000	316,027
Series 2019 A, 5% 8/1/26	220,000	271,291
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	59,722
Series 2018 B, 5% 9/1/43	50,000	59,883
Series 2019 A:
4% 9/1/35	170,000	196,241
5% 9/1/23	90,000	101,382
5% 9/1/34	80,000	101,630
Series 2019 B:
5% 9/1/25	140,000	166,925
5% 9/1/26	415,000	507,981
Series 2019 C, 5% 9/1/33	315,000	393,637
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	70,000	87,180
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,972
Series 2019 A:
4% 6/1/44	50,000	56,794
4% 6/1/49	115,000	129,675
5% 6/1/25	200,000	238,850
5% 6/1/44	85,000	103,951
5% 6/1/49	135,000	163,926
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	315,000	379,320
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	210,782
5% 8/1/48	310,000	351,528

TOTAL PENNSYLVANIA		15,225,630

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	25,616
5% 5/15/39	215,000	236,046
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	50,000	55,819
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (b)	625,000	686,306

TOTAL RHODE ISLAND		1,003,787

South Carolina - 2.1%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	474,040
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	65,000	73,640
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	209,426
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (b)	255,000	312,964
Series 2018, 5% 7/1/43 (b)	520,000	618,925
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	200,000	220,372
Series 2014 A:
5% 12/1/49	440,000	486,050
5.5% 12/1/54	140,000	157,902
Series 2014 C, 5% 12/1/46	20,000	22,405
Series 2015 A, 5% 12/1/50	75,000	84,856
Series 2015 E, 5.25% 12/1/55	225,000	259,742
Series 2016 A:
5% 12/1/26	140,000	171,476
5% 12/1/29	500,000	603,795
5% 12/1/33	15,000	17,814
5% 12/1/38	80,000	93,866
Series 2016 B:
5% 12/1/31	105,000	127,431
5% 12/1/35	120,000	143,644
5% 12/1/41	175,000	206,463
Series A, 5% 12/1/23	145,000	164,984
Series B, 5% 12/1/24	500,000	589,045
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	32,560
4% 4/15/48	20,000	21,476
5% 4/15/48	415,000	479,616

TOTAL SOUTH CAROLINA		5,572,492

Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	135,000	159,454
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	15,000	16,574
5% 7/1/24	20,000	21,973
5% 7/1/25	20,000	21,934
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (b)	450,000	547,839
5% 7/1/38 (b)	1,315,000	1,574,620
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 4% 7/1/25 (b)	55,000	62,495
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	495,402

TOTAL TENNESSEE		2,900,291

Texas - 4.0%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	50,000	50,733
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	243,164
5% 8/1/26	200,000	250,242
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	123,386
Central Reg'l. Mobility Auth. Series 2020 B, 5% 1/1/45	1,000,000	1,220,790
Cypress-Fairbanks Independent School District Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	130,000	132,349
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	115,000	125,137
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	100,000	105,703
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (b)	85,000	91,769
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,185,300
Series 2018 C:
5% 7/1/26 (b)	200,000	244,234
5% 7/1/30 (b)	120,000	148,549
Series 2018 D, 5% 7/1/39	260,000	314,189
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	30,922
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	6,150
Series 2020 C, 5% 11/15/45	1,000,000	1,300,940
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (b)	25,000	29,234
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	348,564
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	100,000	105,586
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,679
5% 8/15/47	10,000	11,913
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	108,912
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	85,000	100,295
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,187
San Antonio Wtr. Sys. Rev. Series 2018 A, 5% 5/15/33	5,000	6,398
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	62,323
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	303,947
Series 2018 A, 5% 7/1/29	305,000	390,751
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	128,041	137,842
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	135,000	154,432
Series A, 3.5% 3/1/51	170,000	192,205
Texas Gen. Oblig. Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	75,000	75,071
Series 2019 E2, 2.25%, tender 8/1/22 (a)	185,000	185,300
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	1,130,090
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	105,465
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,319,940

TOTAL TEXAS		10,360,691

Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (b)	10,000	11,491
Series 2018 A:
5% 7/1/33 (b)	175,000	211,449
5.25% 7/1/48 (b)	130,000	153,778

TOTAL UTAH		376,718

Vermont - 0.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (b)	635,000	727,259
Series 2020 A, 5% 6/15/26 (b)	620,000	722,616

TOTAL VERMONT		1,449,875

Virginia - 1.5%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	2,000,000	2,239,660
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	390,906
5% 9/1/24	315,000	349,521
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	122,736
5% 4/1/25	165,000	185,424
5% 4/1/36	500,000	566,795
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	52,775
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	125,000	127,183

TOTAL VIRGINIA		4,035,000

Washington - 0.9%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,449
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (b)	155,000	167,044
Series 2013, 5% 7/1/24 (b)	55,000	61,057
Series 2015 C, 5% 4/1/24 (b)	50,000	57,274
Series 2019 A, 4% 4/1/44 (b)	100,000	107,235
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	25,000	25,769
Series 2013 A, 5% 7/1/23	5,000	5,420
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,943
5% 7/1/30	5,000	6,152
5% 7/1/31	10,000	12,243
5% 7/1/42	100,000	118,099
Series 2020, 5% 9/1/40	735,000	921,947
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	620,626
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (c)	100,000	106,654

TOTAL WASHINGTON		2,227,912

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	61,517
Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (b)	420,000	471,265
Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	76,528
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	168,419
5.25% 10/1/48	160,000	167,245
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	186,535
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	15,000	15,367
5% 10/1/48 (c)	15,000	15,277
5% 10/1/53 (c)	30,000	30,454
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (c)	100,000	107,184
Series 2020, 3% 4/1/25 (c)	425,000	421,464
Wisconsin Health & Edl. Facilities:
Series 2016 A, 4% 11/15/46	275,000	304,769
Series 2019 A:
2.25% 11/1/26	45,000	44,019
5% 11/1/20	200,000	200,310
5% 11/1/22	230,000	237,841
5% 12/1/28	150,000	192,470
5% 12/1/29	150,000	196,020
Series 2019 B1, 2.825% 11/1/28	50,000	50,023
Series 2019 B2, 2.55% 11/1/27	30,000	29,692
Series 2019:
5% 10/1/24	175,000	201,063
5% 10/1/30	195,000	245,889

TOTAL WISCONSIN		3,361,834

TOTAL MUNICIPAL BONDS
(Cost $228,903,537)		235,317,619
	Shares	Value

Money Market Funds - 9.2%
Fidelity Municipal Cash Central Fund .16% (e)(f)
(Cost $23,921,991)	23,919,608	23,921,972
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $252,825,528)		259,239,591
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,505,653
NET ASSETS - 100%		$260,745,244

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,220,098 or 0.5% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$38,782
Total	$38,782

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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